LOOMIS SAYLES FUNDS

Supplement dated April 9, 2012 to the Loomis Sayles Inflation Protected Securities Fund and the Loomis Sayles Intermediate Duration Bond Fund Prospectus, the Loomis Sayles Inflation Protected Securities Fund Summary Prospectus and the Loomis Sayles Intermediate Duration Bond Fund Summary Prospectus, each dated February 1, 2012, as may be revised and supplemented from time to time.

Loomis Sayles Inflation Protected Securities Fund

Effective April 23, 2012, John Hyll and Clifton V. Rowe no longer serve as portfolio managers of the Loomis Sayles Inflation Protected Securities Fund. All references to Mr. Hyll and Mr. Rowe and corresponding disclosure relating to Mr. Hyll and Mr. Rowe as portfolio managers of the Loomis Sayles Inflation Protected Securities Fund are removed.

Effective April 23, 2012, Elaine Kan, Kevin Kearns and Maura Murphy have joined the portfolio management team of the Loomis Sayles Inflation Protected Securities Fund.

Effective April 23, 2012, the subsection “Portfolio Managers” under the section “Management” in the summary section of the Loomis Sayles Inflation Protected Securities Fund’s Prospectus is revised to include the following:

Elaine Kan, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2012.

Kevin Kearns, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2012.

Maura Murphy, CFA, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2012.

Loomis Sayles Intermediate Duration Bond Fund

Effective April 23, 2012, Neil A. Burke and Richard Raczkowski no longer serve as portfolio managers of the Loomis Sayles Intermediate Duration Bond Fund. All references to Mr. Burke and Mr. Raczkowski and corresponding disclosure relating to Mr. Burke and Mr. Raczkowski are removed.

Effective April 23, 2012, Christopher Harms and Kurt Wagner have joined the portfolio management team of the Loomis Sayles Intermediate Duration Bond Fund.

Effective April 23, 2012, the subsection “Portfolio Managers” under the section “Management” in the summary section of the Loomis Sayles Intermediate Duration Bond Fund’s Prospectus is revised to include the following:

Christopher Harms, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2012.

Kurt Wagner, CFA, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2012.

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Intermediate Duration Bond Fund

Effective April 23, 2012, the subsection “Portfolio Managers” under the section “Management” is revised to include the following:

Christopher Harms has served as a portfolio manager of the Loomis Sayles Intermediate Duration Bond Fund since 2012. Mr. Harms, Vice President of Loomis Sayles, joined Loomis Sayles in 2010 as a product manager for the fixed income group. Prior to joining Loomis Sayles, Mr. Harms was a senior vice president and head of an investment management team at CapitalSource Bank. Previously, Mr. Harms was a managing director and senior fixed income portfolio manager at Mackay Shields. Mr. Harms earned a B.S.B.A. from Villanova University and an M.B.A. from Drexel University. Mr. Harms has over 31 years of investment industry experience.

Elaine Kan has served as a portfolio manager of the Loomis Sayles Inflation Protected Securities Fund since 2012. Ms. Kan, Vice President and rate and currency strategist for the fixed income group of Loomis Sayles, began her investment career in 1997 and joined Loomis Sayles in 2011. Prior to joining Loomis Sayles, she was a portfolio analyst at Convexity Capital Management. Previously, she was a fixed income analyst at Harvard Management Company. Ms. Kan earned a B.S. in engineering, a B.S. in finance and an M.S. in electrical engineering from the Massachusetts Institute of Technology. Ms. Kan has over 12 years of investment experience.

Kevin Kearns has served as a portfolio manager of the Loomis Sayles Inflation Protected Securities Fund since 2012. Mr. Kearns, Vice President of Loomis Sayles, began his investment career in 1986 and joined Loomis Sayles in 2007. Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management. Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College. Mr. Kearns has over 25 years of investment experience.

Maura Murphy has served as a portfolio manager of the Loomis Sayles Inflation Protected Securities Fund since 2012. Ms. Murphy, Vice President of Loomis Sayles, began her investment career in 2003 upon joining Loomis Sayles as a quantitative analyst. She received a B.A. in mathematics from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College. Ms. Murphy holds the designation of Chartered Financial Analyst and has over 9 years of investment experience.

Kurt Wagner has served as a portfolio manager of the Loomis Sayles Intermediate Duration Bond Fund since 2012. Mr. Wagner, Vice President and portfolio manager for the fixed income group’s core and investment grade corporate bond strategies of Loomis Sayles, joined Loomis Sayles in 1994. Prior to joining Loomis Sayles, he was a fixed income portfolio manager for Fiduciary Management Associates and a senior pension investment analyst for Commonwealth Edison. Mr. Wagner earned a B.A. from Haverford College and an M.B.A. from the University of Chicago. Mr. Wagner holds the designation of Chartered Financial Analyst and has 33 years of investment management experience.

Clifton V. Rowe will continue to serve as a portfolio manager of the Loomis Sayles Intermediate Duration Bond Fund.